Consolidated income statement - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	R 129,677	R 112,129	R 113,684
Cost of sales	(97,806)	(105,208)	(99,768)
Interest income	1,568	1,337	1,369
Finance expense	(5,000)	(4,571)	(3,299)
Share-based payment expenses	(2,114)	(251)	(113)
(Loss)/gain on financial instruments	(3,794)	5,433	235
Gain/(loss) on foreign exchange differences	155	(215)	1,973
Share of results of equity-accounted investees after tax	337	212	(1,174)
Other costs	(4,809)	(4,722)	(5,858)
Other income	1,380	2,630	1,232
(Loss)/gain on disposal of property, plant and equipment	(14)	55	105
Impairments and reversal of impairments	(14,007)	(9,173)	(47,454)
Gain on acquisition	0	0	898
Occupational healthcare (loss)/gain	(49)	76	365
Restructuring costs	(247)	(550)	(515)
Transaction and project costs	(4,543)	(851)	(474)
Profit/(loss) before royalties, carbon tax and tax	734	(3,669)	(38,794)
Royalties	(1,145)	(543)	(1,050)
Carbon tax	0	(2)	(2)
Loss before tax	(411)	(4,214)	(39,846)
Mining and income tax	(4,328)	(1,496)	2,416
Loss for the year	(4,739)	(5,710)	(37,430)
Attributable to:
Owners of Sibanye-Stillwater	(5,171)	(7,297)	(37,772)
Non-controlling interests (NCI)	R 432	R 1,587	R 342
Earnings per share attributable to owners of Sibanye-Stillwater
Basic earnings per share (in ZAR per share)	R (1.83)	R (2.58)	R (13.34)
Diluted earnings per share (in ZAR per share)	R (1.83)	R (2.58)	R (13.34)